Stockholders Equity - Schedule of Reserved Shares of Common Stock for Issuance (Details) - shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2020
Class Of Stock [Line Items]
Reserved shares of common stock for issuance	23,868,676	18,357,134	14,869,885
2020 Employee Stock Purchase Plan
Class Of Stock [Line Items]
Reserved shares of common stock for issuance	1,585,257	480,059		611,354
Option To Purchase Common Stock
Class Of Stock [Line Items]
Reserved shares of common stock for issuance	6,072,019	10,439,751	7,922,797
Unvested Restricted Stock
Class Of Stock [Line Items]
Reserved shares of common stock for issuance	1,120,099	3,254,863	2,239,106
Stock Available For Grant | 2020 Stock Option and Grant Plan
Class Of Stock [Line Items]
Reserved shares of common stock for issuance	15,091,301	4,182,461	4,253,680
Stock Available For Issuance | 2020 Employee Stock Purchase Plan
Class Of Stock [Line Items]
Reserved shares of common stock for issuance	1,585,257	480,059	454,302